Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	7.51
Maximum Aggregate Offering Price	$ 11,265,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,555.70
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of The LGL Group, Inc.'s (the "Registrant") common stock, par value $0.01 per share (the "Common Stock") that become issuable under the Registrant's Amended and Restated 2021 Incentive Plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of common stock. (b) "Amount Registered" contains shares of Common Stock of Registrant that are issuable pursuant to the Registrant's Amended and Restated 2021 Incentive Plan. (c) "Proposed Maximum Offering Price per Unit" is estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on August 21, 2026.